S000026651 [Member] Annual Fund Operating Expenses - iShares 10+ Year Investment Grade Corporate Bond ETF - iShares 10+ Year Investment Grade Corporate Bond ETF	Feb. 28, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.